Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual) - USD ($)			3 Months Ended	12 Months Ended
	Mar. 24, 2020	Nov. 15, 2019	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Short-term Investments, Total					$ 0
Research and Development Expense, Total				$ 352,274	$ 1,543,397
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)			160,314,865	164,049,941	158,404,020
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)				3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)				8 years
Production License [Member]
Asset Impairment Charges, Total					$ 449,801
Indefinite-lived Intangible Assets (Excluding Goodwill), Ending Balance					$ 571,264	$ 1,021,067
Teco [Member]
Sale of Stock, Percentage of Ownership	100.00%	100.00%			100.00%
Disposal Group, Including Disconitnued Operation, Estimated Future Undiscounted Cash Flows	$ 8,000,000.0
Disposal Group, Including Discontinued Operation, Carrying Basis	11,900,000
Disposal Group, Including Disconitnued Operation, Fair Value Disclosure	7,300,000
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	$ 4,645,054
Disposal Group, Including Discontinued Operation, Discount Rate	17.00%
Proceeds from Collection of Notes Receivable					$ 4,000,000.0